Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 19, 2015
C000202323 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,046	$ 15,046	$ 15,046	$ 14,085	$ 13,233	$ 13,635	$ 12,841	$ 12,398	$ 11,434	$ 11,228	$ 10,217	$ 9,647	$ 10,000
Average Annual Return, Percent	6.83%	3.95%	4.34%
C000202321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.34%	2.84%	3.64%
C000202321 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 14,110	$ 14,110	$ 14,110	13,236	12,464	12,880	12,169	11,776	10,878	10,717	9,767	9,249	9,600
Average Annual Return, Percent	6.61%	3.68%	4.08%
C000202322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	4.87%	2.96%	3.44%
C000202322 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 13,849	$ 13,849	$ 13,849	12,991	12,259	12,764	12,135	11,833	11,015	10,933	10,043	9,581	10,000
Average Annual Return, Percent	5.87%	2.96%	3.44%
C000222461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 15,118	$ 15,118	$ 15,118	14,123	13,250	13,650	12,843	12,398	11,434	11,228	10,217	9,647	10,000
Average Annual Return, Percent	7.05%	4.05%	4.39%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,396	$ 11,396	$ 11,396	11,255	10,666	12,261	12,453	11,583	10,655	10,653	10,289	10,024	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.37%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	$ 11,914	$ 11,914	$ 11,319	$ 10,779	$ 10,624	$ 10,619	$ 10,548	$ 10,313	$ 10,123	$ 10,038	$ 10,005	$ 10,000
Average Annual Return, Percent	5.25%	2.47%	1.84%